Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000154646 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000154646 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.96%
C000154646 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.02%
C000154646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.98%
C000154646 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000154646 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000154646 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000154646 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000154646 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000154646 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000154646 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000154646 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.04%)
C000154646 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000154646 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000154646 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000154646 | AssetU.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000154646 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.04%)
C000171494 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	99.43%
C000171494 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000171494 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000171494 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000171494 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000171494 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
C000171494 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000171494 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
C000171494 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.67%
C000199630 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000199630 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.34%
C000199630 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000199630 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000199630 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000199630 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000199630 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000199630 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000199630 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000199630 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.23%
C000199630 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000199630 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	98.12%
C000199630 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000199630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000166474 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000166474 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000166474 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000166474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000166474 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.27%
C000166474 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000166474 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000166474 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000166474 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	43.74%
C000166474 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000166474 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000166474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000166474 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.65%
C000235507 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	97.33%
C000235507 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000235507 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000235507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000235507 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000235507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000235507 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.86%
C000172043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	75.69%
C000172043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000172043 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000172043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000172043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000172043 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000172043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
C000172043 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	97.54%
C000172043 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000172043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
C000193921 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.95%
C000193921 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.48%
C000193921 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000193921 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000193921 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193921 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000193921 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193921 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000193921 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.51%
C000193921 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	35.68%
C000193921 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000193921 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193921 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000193921 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.58%
C000173454 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.85%
C000173454 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	20.24%
C000173454 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.66%
C000173454 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000173454 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000173454 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000173454 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000173454 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000173454 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000173454 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000173454 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000173454 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000173454 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000173454 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000173454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000166475 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166475 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	30.22%
C000166475 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000166475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.26%
C000166475 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000166475 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000166475 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000166475 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000166475 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	20.81%
C000166475 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000166475 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000166475 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000166475 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.32%
C000219817 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	86.85%
C000219817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219817 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000219817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000219817 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000219817 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000219817 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	90.47%
C000219817 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000219817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000219817 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243208 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000243208 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	26.69%
C000243208 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000243208 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000243208 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000243208 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000243208 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000243208 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000243208 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000243208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000243208 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.94%